Consolidated Statements Of Equity (USD $) In Millions, unless otherwise specified	Total	Common stock [Member]	Additional paid-in-capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury stock [Member]	Noncontrolling interests in subsidiaries [Member]
Stockholders' equity, Beginning balance at Sep. 30, 2011			$ 317	$ 17,310	$ (562)	$ (7,143)	$ 152
Statement [Roll Forward]
Stock plans			16
Purchase of noncontrolling interests			(9)
Net earnings common stockholders	1,968			1,968
Cash dividends (per share: 2014, $1.72; 2013, $1.64; 2012, $1.60)				(1,171)			(56)
Foreign currency translation	(206)				(205)
Pension and postretirement	(49)				(49)
Cash flow hedges and other	85				85
Purchases						(787)
Issued under stock plans and other						48
Common stockholders' equity	10,295
Net earnings	(56)						56
Other comprehensive income (loss)	(170)						(1)
Purchases of noncontrolling interests							(4)
Stockholders' equity, Ending balance at Sep. 30, 2012	10,442	477	324	18,107	(731)	(7,882)	147
Statement [Roll Forward]
Stock plans			37
Purchase of noncontrolling interests			(9)
Net earnings common stockholders	2,004			2,004
Cash dividends (per share: 2014, $1.72; 2013, $1.64; 2012, $1.60)				(1,181)			(69)
Foreign currency translation	32				38
Pension and postretirement	521				521
Cash flow hedges and other	(17)				(17)
Purchases						(1,189)
Issued under stock plans and other						86
Common stockholders' equity	10,585
Net earnings	(62)						62
Other comprehensive income (loss)	536						(6)
Purchases of noncontrolling interests							(1)
Stockholders' equity, Ending balance at Sep. 30, 2013	10,718	477	352	18,930	(189)	(8,985)	133
Statement [Roll Forward]
Stock plans			160
Purchase of noncontrolling interests			(351)
Net earnings common stockholders	2,147			2,147
Cash dividends (per share: 2014, $1.72; 2013, $1.64; 2012, $1.60)				(1,210)			(18)
Foreign currency translation	(344)				(333)
Pension and postretirement	(54)				(54)
Cash flow hedges and other	1				1
Purchases						(971)
Issued under stock plans and other						145
Common stockholders' equity	10,119
Net earnings	(37)						37
Other comprehensive income (loss)	(397)						(3)
Purchases of noncontrolling interests							(101)
Stockholders' equity, Ending balance at Sep. 30, 2014	$ 10,167	$ 477	$ 161	$ 19,867	$ (575)	$ (9,811)	$ 48